Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries
Statement of operations
Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2013	2012	2011

Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/7 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/28 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/7 - 12/31
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Dream Limited	Vessel-Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Kannika Limited	Vessel-Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Loyalty Limited	Vessel-Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Ocean Limited	Vessel-Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/5 - 12/31
Psara Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/5 - 12/31
Antipsara Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/5 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Limnos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Skyros Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Alonnisos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Makronisos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	3/19 - 12/31	_	_
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	4/20 - 12/31	_	_
Paxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	5/25 - 12/31	_	_
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	5/25 - 12/31	_	_
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	6/28 -12/31	_	_
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	6/28 - 12/31	_	_
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	6/4/-12/31	_	_
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	7/3-12/31	_	_
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	11/8-12/31	_	_
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	11/8-12/31	_	_
Zakytnthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	11/8-12/31	_	_